Discontined Operations Discontinued Operations Narrative (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($) limited	Sep. 30, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Available-for-sale Securities, at Par Value			$ 409,506,066		$ 299,841,918
Property, Plant and Equipment, Net			110,351,512		90,112,037
Property, Plant and Equipment, Gross			124,459,666		99,498,848
Interest Income, Operating			856,217		1,772,338		$ 150,882
Other income			188,000		250,000		555,328
Eagle Ridge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of Disposal Group, Including Discontinued Operation							2,500,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax							126,000
Greens of Pine Glen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Limited Partners' Contributed Capital		$ 800,000			800,000		$ 961,000
Available-for-Sale Securities, Asset Ownership							100.00%
Available-for-sale Security, Maturity Date at a point in time							Oct. 01, 2047
Loans Payable							$ 850,000
Assets of Disposal Group, Including Discontinued Operation			0
business disposal, sales price							$ 7,300,000
Gain (Loss) on Sale of Properties		$ 1,400,000
Investment Income, Interest					500,000
churchland [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
business disposal, sales price								$ 8,100,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Net of Tax								$ 1,300,000
Ohio Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Limited Partners' Contributed Capital	$ 6,500,000				$ 6,500,000
Assets of Disposal Group, Including Discontinued Operation			$ 0
Gain (Loss) on Sale of Properties	1,800,000
Investment Income, Interest	3,500,000
Interest Income, Operating	1,100,000
Other income	$ 250,000
Boston Capital Limited Partners [Member] | Greens of Pine Glen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Limited Partners | limited							2
Series A [Member] | Greens of Pine Glen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.50%	[1]	6.50%	[2]	6.50%
Available-for-sale Securities, at Par Value			$ 8,366,000	[1]	$ 8,437,501	[2]	$ 8,515,000
Available-for-sale Security, Maturity Date at a point in time			Oct. 01, 2047	[1]	Oct. 01, 2047	[2]
Series A [Member] | Ohio Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.00%	[3]	7.00%	[2]
Available-for-sale Securities, at Par Value			$ 14,407,000	[3]	$ 14,498,000	[2]
Available-for-sale Security, Maturity Date at a point in time			Jun. 01, 2050	[3]	Jun. 01, 2050	[2]
Series B [Member] | Greens of Pine Glen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			9.00%		12.00%	[2]	12.00%
Available-for-sale Securities, at Par Value			$ 945,638		$ 948,291	[2]	$ 950,000
Available-for-sale Security, Maturity Date at a point in time			Oct. 01, 2047		Oct. 01, 2047	[2]
Series B [Member] | Ohio Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%		10.00%
Available-for-sale Securities, at Par Value			$ 3,573,430		$ 3,583,590
Available-for-sale Security, Maturity Date at a point in time			Jun. 01, 2050		Jun. 01, 2050

[1]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[2]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[3]	Bonds owned by ATAX TEBS I, LLC, Note 11